Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Dr. Aart J. de Geus¹ ($)	Compensation Actually Paid to Dr. Aart J. de Geus¹˒²˒³ ($)	Summary Compensation Table Total for Dr. Chi-Foon Chan¹ ($)	Compensation Actually Paid to Dr. Chi-Foon Chan¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Revenue⁵ ($ Millions)
							Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	12,681,076	34,149,432	—	—	7,755,213	16,756,632	213.69	150.63	1,218	5,843
2022	10,058,495	10,852,624	359,853	(23,874,312)	4,531,826	4,697,917	138.33	118.75	978	5,082
2021	9,974,985	34,724,593	9,976,485	34,726,093	5,752,339	17,052,055	155.79	146.93	756	4,204

Named Executive Officers, Footnote	Aart J. de Geus was our PEO for each year presented. Chi-Foon Chan also served as our PEO for fiscal years 2021 and 2022. In June 2022, Chi-Foon Chan departed from his role as co-Chief Executive Officer. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Sassine Ghazi	Sassine Ghazi	Sassine Ghazi
Trac Pham	Trac Pham	Trac Pham
Joseph W. Logan	Joseph W. Logan	Shelagh Glaser
John F. Runkel, Jr.	John F. Runkel, Jr.	Richard Mahoney
John F. Runkel, Jr.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2023 Annual Report on Form 10-K. The comparison assumes $100 was invested for the period starting October 28, 2020, through the end of the listed year in the Company and in the S&P 500 Information Technology Index, respectively. Historical stock performance is not intended to forecast nor be indicative of the future stock performance of our common stock.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns below are the totals derived from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Dr. Aart J. de Geus ($)	Exclusion of Stock Awards and Option Awards for Dr. Aart J. de Geus ($)	Inclusion of Equity Values for Dr. Aart J. de Geus ($)	Compensation Actually Paid to Dr. Aart J. de Geus ($)
2023	12,681,076	(10,040,676)	31,509,032	34,149,432
2022	10,058,495	(6,917,445)	7,711,574	10,852,624
2021	9,974,985	(7,000,335)	31,749,943	34,724,593

Year	Summary Compensation Table Total for Dr. Chi-Foon Chan ($)	Exclusion of Stock Awards and Option Awards for Dr. Chi-Foon Chan ($)	Inclusion of Equity Values for Dr. Chi-Foon Chan ($)	Compensation Actually Paid to Dr. Chi-Foon Chan ($)
2022	359,853	—	(24,234,165)	(23,874,312)
2021	9,976,485	(7,000,335)	31,749,943	34,726,093

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	7,755,213	(6,262,064)	15,263,483	16,756,632
2022	4,531,826	(2,915,464)	3,081,555	4,697,917
2021	5,752,339	(3,550,338)	14,850,054	17,052,055
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Aart J. de Geus ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Aart J. de Geus ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Aart J. de Geus ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Aart J. de Geus ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Dr. Aart J. de Geus ($)	Total - Inclusion of Equity Values for Dr. Aart J. de Geus ($)
2023	17,046,538	10,716,817	—	3,745,677	—	31,509,032
2022	9,012,310	(2,469,818)	—	1,169,082	—	7,711,574
2021	11,872,810	15,087,710	—	4,789,423	—	31,749,943

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Chi-Foon Chan ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Chi-Foon Chan ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Chi-Foon Chan ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Chi-Foon Chan ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Dr. Chi-Foon Chan ($)	Total - Inclusion of Equity Values for Dr. Chi-Foon Chan ($)
2022	—	(2)	—	997,459	(25,231,622)	(24,234,165)
2021	11,872,810	15,087,710	—	4,789,423	—	31,749,943

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	9,942,936	4,238,538	512,879	1,614,686	(1,090,556)	15,263,483
2022	3,798,356	(1,211,198)	—	494,397	—	3,081,555
2021	6,021,489	6,843,763	—	1,984,802	—	14,850,054

Non-PEO NEO Average Total Compensation Amount	$ 7,755,213	$ 4,531,826	$ 5,752,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,756,632	4,697,917	17,052,055
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns below are the totals derived from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Dr. Aart J. de Geus ($)	Exclusion of Stock Awards and Option Awards for Dr. Aart J. de Geus ($)	Inclusion of Equity Values for Dr. Aart J. de Geus ($)	Compensation Actually Paid to Dr. Aart J. de Geus ($)
2023	12,681,076	(10,040,676)	31,509,032	34,149,432
2022	10,058,495	(6,917,445)	7,711,574	10,852,624
2021	9,974,985	(7,000,335)	31,749,943	34,724,593

Year	Summary Compensation Table Total for Dr. Chi-Foon Chan ($)	Exclusion of Stock Awards and Option Awards for Dr. Chi-Foon Chan ($)	Inclusion of Equity Values for Dr. Chi-Foon Chan ($)	Compensation Actually Paid to Dr. Chi-Foon Chan ($)
2022	359,853	—	(24,234,165)	(23,874,312)
2021	9,976,485	(7,000,335)	31,749,943	34,726,093

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	7,755,213	(6,262,064)	15,263,483	16,756,632
2022	4,531,826	(2,915,464)	3,081,555	4,697,917
2021	5,752,339	(3,550,338)	14,850,054	17,052,055
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Aart J. de Geus ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Aart J. de Geus ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Aart J. de Geus ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Aart J. de Geus ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Dr. Aart J. de Geus ($)	Total - Inclusion of Equity Values for Dr. Aart J. de Geus ($)
2023	17,046,538	10,716,817	—	3,745,677	—	31,509,032
2022	9,012,310	(2,469,818)	—	1,169,082	—	7,711,574
2021	11,872,810	15,087,710	—	4,789,423	—	31,749,943

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Chi-Foon Chan ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Chi-Foon Chan ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Chi-Foon Chan ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Chi-Foon Chan ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Dr. Chi-Foon Chan ($)	Total - Inclusion of Equity Values for Dr. Chi-Foon Chan ($)
2022	—	(2)	—	997,459	(25,231,622)	(24,234,165)
2021	11,872,810	15,087,710	—	4,789,423	—	31,749,943

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	9,942,936	4,238,538	512,879	1,614,686	(1,090,556)	15,263,483
2022	3,798,356	(1,211,198)	—	494,397	—	3,081,555
2021	6,021,489	6,843,763	—	1,984,802	—	14,850,054

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and our Peer Group TSR, in each case, over the three most recently completed fiscal years. In June 2022, Chi-Foon Chan departed from his role as co-Chief Executive Officer, at which point his unvested awards terminated, resulting in negative ‘compensation actually paid’ for those forfeited awards.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS COMPANY TSR AND S&P 500 INFORMATION TECHNOLOGY TSR

Dr. Aart J. de Geus Compensation Actually Paid	Dr. Chi-Foon Chan Compensation Actually Paid
Average Non-PEO NEO Compensation Actually Paid	Synopsys, Inc. TSR
S&P 500 Information Technology TSR

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, our Net Income and our Revenue, in each case, during the three most recently completed fiscal years. In June 2022, Dr. Chi-Foon Chan departed from his role as co-Chief Executive Officer, at which point his unvested awards terminated, resulting in negative ‘compensation actually paid’ for those forfeited awards.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS NET INCOME AND REVENUE

Dr. Aart J. de Geus Compensation Actually Paid	Dr. Chi-Foon Chan Compensation Actually Paid
Average Non-PEO NEO Compensation Actually Paid	Synopsys, Inc. Net Income
Synopsys, Inc. Revenue

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, our Net Income and our Revenue, in each case, during the three most recently completed fiscal years. In June 2022, Dr. Chi-Foon Chan departed from his role as co-Chief Executive Officer, at which point his unvested awards terminated, resulting in negative ‘compensation actually paid’ for those forfeited awards.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS NET INCOME AND REVENUE

Dr. Aart J. de Geus Compensation Actually Paid	Dr. Chi-Foon Chan Compensation Actually Paid
Average Non-PEO NEO Compensation Actually Paid	Synopsys, Inc. Net Income
Synopsys, Inc. Revenue

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and our Peer Group TSR, in each case, over the three most recently completed fiscal years. In June 2022, Chi-Foon Chan departed from his role as co-Chief Executive Officer, at which point his unvested awards terminated, resulting in negative ‘compensation actually paid’ for those forfeited awards.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS COMPANY TSR AND S&P 500 INFORMATION TECHNOLOGY TSR

Dr. Aart J. de Geus Compensation Actually Paid	Dr. Chi-Foon Chan Compensation Actually Paid
Average Non-PEO NEO Compensation Actually Paid	Synopsys, Inc. TSR
S&P 500 Information Technology TSR

Tabular List, Table

Revenue
Compound Annual Growth Rate of Revenue
Non-GAAP Operating Margin
Backlog(1)
rTSR(2)

Total Shareholder Return Amount	$ 213.69	138.33	155.79
Peer Group Total Shareholder Return Amount	150.63	118.75	146.93
Net Income (Loss)	$ 1,218,000,000	$ 978,000,000	$ 756,000,000
Company Selected Measure Amount	5,843,000,000	5,082,000,000	4,204,000,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined Revenue, as calculated in accordance with GAAP, to be our Company-Selected Measure as we deem it to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. “Backlog” means contracted but unsatisfied or partially unsatisfied performance obligations as of October 31, 2023, which includes non-cancellable Flexible Spending Account (FSA) commitments from customers where actual product selection and quantities of specific products or services are to be determined by customers at a later date, and excludes future sales-based royalty payments from the remaining performance obligations. Approximately 40% of the backlog as of October 31, 2023, excluding non-cancellable FSA, is expected to be recognized as revenue over the next 12 months. The majority of the remaining backlog is expected to be recognized in the next three years. "rTSR" measures Synopsys' stock price ranking as measured against the S&P 500 Information Technology Sector Index.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Compound Annual Growth Rate of Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Backlog(1)
Measure:: 5
Pay vs Performance Disclosure
Name	rTSR(2)
Aart J. de Geus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,681,076	$ 10,058,495	$ 9,974,985
PEO Actually Paid Compensation Amount	$ 34,149,432	$ 10,852,624	$ 34,724,593
PEO Name	Aart J. de Geus	Aart J. de Geus	Aart J. de Geus
Chi-Foon Chan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 359,853	$ 9,976,485
PEO Actually Paid Compensation Amount		$ (23,874,312)	$ 34,726,093
PEO Name		Chi-Foon Chan	Chi-Foon Chan
PEO | Aart J. de Geus [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,040,676)	$ (6,917,445)	$ (7,000,335)
PEO | Aart J. de Geus [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,509,032	7,711,574	31,749,943
PEO | Aart J. de Geus [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	17,046,538	9,012,310	11,872,810
PEO | Aart J. de Geus [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	10,716,817	(2,469,818)	15,087,710
PEO | Aart J. de Geus [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Aart J. de Geus [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,745,677	1,169,082	4,789,423
PEO | Aart J. de Geus [Member] | Equity Awards Forfeited In Current Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Chi-Foon Chan [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(7,000,335)
PEO | Chi-Foon Chan [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(24,234,165)	31,749,943
PEO | Chi-Foon Chan [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	11,872,810
PEO | Chi-Foon Chan [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		(2)	15,087,710
PEO | Chi-Foon Chan [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		0	0
PEO | Chi-Foon Chan [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		997,459	4,789,423
PEO | Chi-Foon Chan [Member] | Equity Awards Forfeited In Current Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards		(25,231,622)	0
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,262,064)	(2,915,464)	(3,550,338)
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,263,483	3,081,555	14,850,054
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	9,942,936	3,798,356	6,021,489
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,238,538	(1,211,198)	6,843,763
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	512,879	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,614,686	494,397	1,984,802
Non-PEO NEO | Equity Awards Forfeited In Current Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (1,090,556)	$ 0	$ 0